Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST
Voya Large Cap Value Portfolio
(the "Portfolio")

Supplement dated August 25, 2020
to the Portfolios' Adviser Class, Institutional Class, Class R6, Service Class,
and Service 2 Class Prospectus (the "Prospectus"),
dated May 1, 2020

Effective immediately, the Portfolio's Prospectus is revised as follows:

Footnote 2 to the table in the section entitled "Annual Portfolio Operating Expenses" of the Portfolio's Prospectus is deleted and replaced with the following:

2    The adviser is contractually obligated to limit expenses to 1.29%, 0.69%, 0.69%, 0.94%, and 1.09% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2021. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.25%, 0.65%, 0.65%, 0.90% and 1.05% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively, through May 1, 2021. These limitations do not extend to interest, taxes, investment- related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive 0.010% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio's board.

Voya Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST
Voya Large Cap Value Portfolio
(the "Portfolio")

Supplement dated August 25, 2020
to the Portfolios' Adviser Class, Institutional Class, Class R6, Service Class,
and Service 2 Class Prospectus (the "Prospectus"),
dated May 1, 2020

Effective immediately, the Portfolio's Prospectus is revised as follows:

Footnote 2 to the table in the section entitled "Annual Portfolio Operating Expenses" of the Portfolio's Prospectus is deleted and replaced with the following:

2    The adviser is contractually obligated to limit expenses to 1.29%, 0.69%, 0.69%, 0.94%, and 1.09% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2021. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.25%, 0.65%, 0.65%, 0.90% and 1.05% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively, through May 1, 2021. These limitations do not extend to interest, taxes, investment- related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive 0.010% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio's board.